Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments
The following table summarizes the classification and carrying values of the Company’s financial instruments at December 31, 2019 and 2018:

December 31, 2019	FVTPL	Amortized cost (financial assets)	Amortized cost (financial liabilities)	Total

Financial assets

Cash and cash equivalents	$5,380	$-	$-	$5,380

Receivables	-	26	-	26

Deposits	-	12	-	12

Total financial assets	$5,380	$38	$-	$5,418

Financial liabilities

Accounts payable and accrued liabilities	$-	$-	$72	$72

Lease liabilities	-	-	304	304

Loan payable	-	-	9,035	9,035

Total financial liabilities	$-	$-	$9,411	$9,411

December 31, 2018	FVTPL	Amortized cost (financial assets)	Amortized cost (financial liabilities)	Total

Financial assets

Cash and cash equivalents	$6,154	$-	$-	$6,154

Investments	912	-	-	912

Deposits	-	12	-	12

Total financial assets	$7,066	$12	$-	$7,078

Financial liabilities

Accounts payable and accrued liabilities	$-	$-	$346	$346

Loan payable	-	-	8,380	8,380

Total financial liabilities	$-	$-	$8,726	$8,726

Schedule Of Detailed Informatiion Of Foreign Exchange Risk
The Company is exposed to foreign exchange risk through the following assets and liabilities:

	December 31, 2019	December 31, 2018
Cash and cash equivalents	$5,380	$6,154

Investments	-	912

Accounts payable and accrued liabilities	(72)	(346)
	$5,308	$6,720